Loans (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
30-59 Days past due	$ 2,060	$ 5,440
60-89 Days past due	993	1,341
Greater than 90 days past due	1,969	1,672
Total past due	5,022	8,453
Current	133,062	132,529
Gross loans	138,084	140,982
Recorded investment > 90 days and accruing	26	67
Commercial Real Estate Construction
30-59 Days past due
60-89 Days past due
Greater than 90 days past due	173	173
Total past due	173	173
Current		2,073
Gross loans	173	2,246
Recorded investment > 90 days and accruing
Commercial Real Estate Other
30-59 Days past due		3,210
60-89 Days past due	521	540
Greater than 90 days past due	1,441	282
Total past due	1,962	4,032
Current	49,764	48,395
Gross loans	51,726	52,427
Recorded investment > 90 days and accruing
Commercial Non Real Estate
30-59 Days past due	33	113
60-89 Days past due	20
Greater than 90 days past due
Total past due	53	113
Current	12,398	7,989
Gross loans	12,451	8,102
Recorded investment > 90 days and accruing
Consumer Real Estate
30-59 Days past due	54	59
60-89 Days past due	55
Greater than 90 days past due		13
Total past due	109	72
Current	8,621	10,337
Gross loans	8,730	10,409
Recorded investment > 90 days and accruing
Consumer Other
30-59 Days past due		11
60-89 Days past due	4	5
Greater than 90 days past due	2	6
Total past due	6	22
Current	1,159	1,237
Gross loans	1,165	1,259
Recorded investment > 90 days and accruing	2	6
One-to-Four Family Residential Real Estate
30-59 Days past due	1,973	2,047
60-89 Days past due	393	796
Greater than 90 days past due	353	1,198
Total past due	2,719	4,041
Current	61,120	62,498
Gross loans	63,839	66,539
Recorded investment > 90 days and accruing	$ 24	$ 61